Submission	Jun. 24, 2026
Submission [Line Items]
Central Index Key	0001745114
Registrant Name	MOLECULAR PARTNERS AG
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES